DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

August 3, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Treasury Portfolio (the “Fund”), a series of Investors Cash Trust (the “Trust”) (Reg. Nos. 033-34645; 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on July 28, 2021.

Any comments or questions on this filing should be directed to the undersigned at (904) 520-5290.

Very truly yours,

/s/ Lauren Ryan

Lauren Ryan

Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.